Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Amounts Attributable to Non-Controlling Interests

	2019 £m	2018 £m
PSA Finance UK Limited	160	151

	160	151